Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$362,115,915.46	0.9052898	$334,966,634.48	0.8374166	$27,149,280.98
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$574,765,915.46	0.4595738	$547,616,634.48	0.4378656	$27,149,280.98

Weighted Avg. Coupon (WAC)	3.12%		3.12%
Weighted Avg. Remaining Maturity (WARM)	37.92		36.99
Pool Receivables Balance	$610,668,162.99		$582,615,986.73
Remaining Number of Receivables	51,880		50,892

Adjusted Pool Balance	$593,667,610.65		$566,518,329.68

III. COLLECTIONS

Principal:
Principal Collections	$26,915,154.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$653,434.03
Total Principal Collections	$27,568,588.92

Interest:
Interest Collections	$1,626,592.21
Late Fees & Other Charges	$60,758.35
Interest on Repurchase Principal	$-
Total Interest Collections	$1,687,350.56

Collection Account Interest	$2,238.66
Reserve Account Interest	$333.70
Servicer Advances	$-

Total Collections	$29,258,511.84

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$29,258,511.84
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,258,511.84

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$508,890.14	$-	$508,890.14	$508,890.14
Collection Account Interest					$2,238.66
Late Fees & Other Charges					$60,758.35
Total due to Servicer					$571,887.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$316,851.43		$316,851.43
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$463,247.35		$463,247.35	$463,247.35

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$28,070,539.34

9. Regular Principal Distribution Amount:					$27,149,280.98

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$27,149,280.98
Class A-4 Notes		$-
Class A Notes Total:	$27,149,280.98	$27,149,280.98
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$27,149,280.98	$27,149,280.98

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			921,258.36

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,000,552.34
Beginning Period Amount	$17,000,552.34
Current Period Amortization	$902,895.28
Ending Period Required Amount	$16,097,657.05
Ending Period Amount	$16,097,657.05
Next Distribution Date Required Amount	$15,220,267.16

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.18%	3.34%	3.34%

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.90%	50,331	98.44%	$573,509,228.17
30 - 60 Days	0.86%	437	1.19%	$6,927,598.29
61 - 90 Days	0.20%	102	0.31%	$1,796,410.95
91-120 Days	0.04%	21	0.06%	$368,585.84
121 + Days	0.00%	1	0.00%	$14,163.48
Total		50,892		$582,615,986.73

Delinquent Receivables 30+ Days Past Due
Current Period	1.10%	561	1.56%	$9,106,758.56
1st Preceding Collection Period	1.18%	610	1.64%	$10,043,951.11
2nd Preceding Collection Period	1.16%	611	1.60%	$10,198,770.88
3rd Preceding Collection Period	1.05%	565	1.49%	$9,940,577.55
Four-Month Average	1.12%		1.57%

Repossession in Current Period		47		$687,616.97
Repossession Inventory		96		$417,343.04

Current Charge-Offs
Gross Principal of Charge-Offs				$1,137,021.37
Recoveries				$(653,434.03)
Net Loss				$483,587.34

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.95%

Average Pool Balance for Current Period				$596,642,074.86

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.97%
1st Preceding Collection Period				1.27%
2nd Preceding Collection Period				0.72%
3rd Preceding Collection Period				0.52%
Four-Month Average				0.87%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	76	1,439	$22,039,166.44
Recoveries	71	1,233	$(11,439,868.69)
Net Loss			$10,599,297.75
Cumulative Net Loss as a % of Initial Pool Balance			0.81%

Net Loss for Receivables that have experienced a Net Loss *	60	1,141	$10,625,802.87
Average Net Loss for Receivables that have experienced a Net Loss			$9,312.71

Principal Balance of Extensions			$2,138,445.34
Number of Extensions			118

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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